Income and Expenses - Finance Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest expenses related to financial assets	€ 11.1	€ 2.5	€ 0.0
Interest expenses related to lease liabilities	5.1	2.9	2.0
Amortization of financial instruments	2.7	21.9	3.1
Fair value adjustments of financial instruments measured at fair value	0.0	277.8	17.3
Foreign exchange differences, net	0.0	0.0	42.6
Finance expenses	€ 18.9	€ 305.1	€ 65.0